Financial risk management - Liquidity risks (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Cash and cash equivalents	$ 932,069,000	$ 833,841,000	$ 416,763,000
Carrying amount
Lease obligations	717,101,000	722,234,000	$ 718,505,000
Other long-term liabilities	193,749,000	327,491,000
Long-term debt	2,158,192,000	2,363,372,000
Cash flow hedges	60,098,000	180,798,000
Financial liabilities	3,624,851,000	3,796,464,000
Contractual cash flows
Cash flow hedges	67,341,000	217,642,000
1 year or less
Contractual cash flows
Cash flow hedges	3,854,000	14,887,000
1-3 years
Contractual cash flows
Cash flow hedges	24,250,000	45,467,000
3-5 years
Contractual cash flows
Cash flow hedges	21,500,000	63,025,000
More than 5 years
Contractual cash flows
Cash flow hedges	17,737,000	94,263,000
Liquidity risk
Carrying amount
Trade and other payables	648,850,000
Lease obligations	717,101,000
Other long-term liabilities	28,985,000
Long-term debt	2,158,192,000
Cash flow hedges	60,098,000
Financial liabilities	3,613,226,000
Contractual cash flows
Trade and other payables	648,850,000
Lease obligations	945,835,000
Other long-term liabilities	57,747,000
Long-term debt	3,178,886,000
Cash flow hedges	67,341,000
Financial liabilities	4,898,659,000
Liquidity risk | 1 year or less
Contractual cash flows
Trade and other payables	648,850,000
Lease obligations	140,413,000
Other long-term liabilities	2,200,000
Long-term debt	123,706,000
Cash flow hedges	3,854,000
Financial liabilities	919,023,000
Liquidity risk | 1-3 years
Contractual cash flows
Trade and other payables	0
Lease obligations	233,331,000
Other long-term liabilities	4,400,000
Long-term debt	546,915,000
Cash flow hedges	24,250,000
Financial liabilities	808,896,000
Liquidity risk | 3-5 years
Contractual cash flows
Trade and other payables	0
Lease obligations	186,003,000
Other long-term liabilities	4,400,000
Long-term debt	221,054,000
Cash flow hedges	21,500,000
Financial liabilities	432,957,000
Liquidity risk | More than 5 years
Contractual cash flows
Trade and other payables	0
Lease obligations	386,088,000
Other long-term liabilities	46,747,000
Long-term debt	2,287,211,000
Cash flow hedges	17,737,000
Financial liabilities	2,737,783,000
Revolving credit facility
Disclosure of financial liabilities [line items]
Undrawn credit facility	300,000,000	300,000,000
Geismar 3 construction facility
Disclosure of financial liabilities [line items]
Undrawn credit facility	600,000,000	800,000,000
Carrying amount
Long-term debt	$ 0	$ 176,335,000